VOYA LETTERHEAD

LAW DEPARTMENT / PRODUCT FILING UNIT

ONE ORANGE WAY, C2N

WINDSOR, CT  06095-4774

CHRISTOPHER J. MADIN

SENIOR ASSOCIATE COUNSEL

PHONE: (860) 580-2800 ǀ EMAIL: CHRISTOPHER.MADIN@VOYA.COM

May 3, 2017

                                                                                                                                BY EDGARLINK

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B Prospectus Title: Voya Marathon Plus File Nos.: 033-34370* and 811-02512 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•         The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•         The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically on April 19, 2017.

If you have any questions, please contact the undersigned at (860) 580-2800.

Sincerely,

/s/ Christopher J. Madin

Christopher J. Madin

*    Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

PLAN | INVEST | PROTECT	Voya Logo